Schedule of Investments (unaudited) July 31, 2020	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 91.2%
iShares Long-Term Corporate Bond ETF(a)(b)	618,555	$45,562,761

Total Investment Companies — 91.2% (Cost: $36,728,431)		45,562,761

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(a)(c)(d)	3,490,555	3,494,395

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(c)	10,000	10,000

		3,504,395

Total Short-Term Investments — 7.0% (Cost: $3,504,744)		3,504,395

Total Investments in Securities — 98.2% (Cost: $40,233,175)		49,067,156

Other Assets, Less Liabilities — 1.8%		920,896

Net Assets — 100.0%		$49,988,052

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,495,622	(a)	$—		$(878)	$(349)	$3,494,395	3,490,555	$4,778	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,336,000	—		(1,326,000	)(a)	—	—	10,000	10,000	8,724		—
iShares Long-Term Corporate Bond ETF	55,146,691	11,220,641		(23,966,714)		245,084	2,917,059	45,562,761	618,555	1,323,039		—

						$244,206	$2,916,710	$49,067,156		$1,336,541		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
1.17%	Semi-annual	0.25%	Quarterly	N/A	12/08/21	$(10,299)	$(134,478)	$(81,955)	$(52,523)
2.38	Semi-annual	0.25	Quarterly	N/A	01/12/23	(351)	(18,882)	(1,341)	(17,541)
1.44	Semi-annual	0.25	Quarterly	N/A	12/08/26	(1)	(70)	(4)	(66)
3.25	Semi-annual	0.25	Quarterly	N/A	10/18/28	(3,109)	(712,074)	(472,952)	(239,122)
0.77	Semi-annual	0.25	Quarterly	N/A	04/01/30	(4,971)	(123,638)	(21,610)	(102,028)
2.34	Semi-annual	0.25	Quarterly	N/A	12/08/36	(10,615)	(2,763,970)	(241,692)	(2,522,278)
2.41	Semi-annual	0.25	Quarterly	N/A	06/19/37	(37)	(10,315)	(8,688)	(1,627)
0.86	Semi-annual	0.25	Quarterly	N/A	03/30/45	(7,825)	(164,939)	140,116	(305,055)
1.77	Semi-annual	0.25	Quarterly	N/A	12/08/46	(2,108)	(519,751)	17,290	(537,041)

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
3.33%	Semi-annual	0.25%	Quarterly	N/A	10/24/48	$(4,200)	$(2,831,209)	$(2,134,503)	$(696,706)
0.87	Semi-annual	0.25	Quarterly	N/A	03/30/50	(469)	(12,555)	20,726	(33,281)

							$(7,291,881)	$(2,784,613)	$(4,507,268)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$45,562,761	$—	$—	$45,562,761
Money Market Funds	3,504,395	—	—	3,504,395

	$49,067,156	$—	$—	$49,067,156

Derivative financial instruments(a)
Liabilities
Swaps	$—	$(4,507,268)	$—	$(4,507,268)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

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